Hedge accounting (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Fair value hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount		$ 80,759	$ 69,750
Derivative financial assets			33
Derivative financial liabilities		12	14
Changes in fair value of hedging instruments	[1]	1,231	1,389
Changes in fair value of hedged items	[1]	(1,247)	(1,376)
Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss		(16)	13
Fair value hedges | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	[2],[3]	21,555
Derivative financial assets	[2],[3]	449
Derivative financial liabilities	[2],[3]	7
Changes in fair value of hedging instruments	[1],[2],[3]	(1,735)
Changes in fair value of hedged items	[1],[2],[3]	1,715
Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	[2],[3]	(20)
Cash flow hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount		72,732	69,443
Derivative financial assets		18	16
Changes in fair value of hedging instruments	[1]	2,213	1,639
Changes in fair value of hedged items	[1]	(2,012)	(1,571)
Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss		201	68
Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount		13,775	11,992
Derivative financial assets		3	9
Derivative financial liabilities		194	171
Changes in fair value of hedging instruments	[1]	(937)	(142)
Changes in fair value of hedged items	[1]	936	134
Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss		(2)	(8)
UBS AG | Fair value hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount		80,759	69,750
Derivative financial assets			33
Derivative financial liabilities		12	14
Changes in fair value of hedging instruments	[1]	1,231	1,389
Changes in fair value of hedged items	[1]	(1,247)	(1,376)
Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss		(16)	13
UBS AG | Fair value hedges | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	[2],[3]	21,555
Derivative financial assets	[2],[3]	449
Derivative financial liabilities	[2],[3]	7
Changes in fair value of hedging instruments	[1],[2],[3]	(1,735)
Changes in fair value of hedged items	[1],[2],[3]	1,715
Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	[2],[3]	(20)
UBS AG | Cash flow hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount		72,732	69,443
Derivative financial assets		18	16
Changes in fair value of hedging instruments	[1]	2,213	1,639
Changes in fair value of hedged items	[1]	(2,012)	(1,571)
Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss		201	68
UBS AG | Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount		13,634	11,875
Derivative financial assets		3	9
Derivative financial liabilities		193	170
Changes in fair value of hedging instruments	[1]	(939)	(153)
Changes in fair value of hedged items	[1]	938	144
Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss		$ (2)	$ (8)

[1]	Amounts used as the basis for recognizing hedge ineffectiveness for the period
[2]	Fair value hedges of foreign exchange risk started on 1 January 2020.
[3]
The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the hedge accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.